Intellectual Property (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intellectual Property

During the three and six months ended January 31, 2021, the Company recorded $4,686 and $9,372, respectively in amortization on intellectual property (for the three and six months ended January 31, 2020 - $4,686 and $9,371, respectively).

Costs
July 31, 2020:			Accumulated Amortization			Net Book Value
July 31, 2019	Additions	July 31, 2020	July 31, 2019	Amortization during the year	July 31, 2020	July 31, 2020
$374,852	$-	$374,852	$35,637	$18,741	$54,378	$320,474

October 31, 2020:
July 31, 2020	Additions	January 31, 2021	July 31, 2020	Amortization during the period	January 31, 2021	January 31, 2021
$374,852	$-	$374,852	$54,378	$9,372	$63,750	$311,102

During the year ended July 31, 2020, the Company recorded $18,741 in amortization on intellectual property (2019 - $18,743).

Costs			Accumulated Amortization			Net Book Value
July 31, 2019:
July 31, 2018	Additions	July 31, 2019	July 31, 2018	Amortization during the year	July 31, 2019	July 31, 2019
$374,852	$-	$374,852	$16,894	$18,743	$35,637	$339,215

July 31, 2020:
July 31, 2019	Additions	July 31, 2020	July 31, 2019	Amortization during the year	July 31, 2020	July 31, 2020
$374,852	$-	$374,852	$35,637	$18,741	$54,378	$320,474